Total International Stock Market Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (98.4%)
International Stock Funds (98.4%)
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	2,290,172	71,362
Vanguard Developed Markets Index Fund Admiral Shares	5,424,722	71,172
Vanguard Emerging Markets Stock Index Fund Admiral Shares	1,057,200	37,308
Vanguard European Stock Index Fund Admiral Shares	506,824	33,988
Vanguard Pacific Stock Index Fund Admiral Shares	285,983	23,308
Vanguard FTSE All-World ex-US Small-Cap Index Fund Investor Shares	449,570	17,884
Total Investment Companies (Cost $268,144)		255,022
Temporary Cash Investments (1.8%)
Money Market Fund (1.7%)
1 Vanguard Market Liquidity Fund, 2.554%	43,413	4,342
U.S. Government and Agency Obligations (0.1%)
2 United States Treasury Bill, 2.480%, 5/9/19	200,000	199
Total Temporary Cash Investments (Cost $4,542)		4,541
Total Investments (100.2%) (Cost $272,686)		259,563
Other Assets and Liabilities–Net (-0.2%)		(531)
Net Assets (100%)		259,032
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Securities with a value of $182,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
S&P/TSX 60 Index	June 2019	27	3,869	30

Total International Stock Market Index Portfolio

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	255,022	—	—
Temporary Cash Investments	4,342	199	—
Futures Contracts—Liabilities[1]	(19)	—	—
Total	259,345	199	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the
Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Total International Stock Market Index Portfolio

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					Mar. 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market Purchases Securities			Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	3,401	NA1	NA1	1	—	24	—	4,342
Vanguard Developed
Markets Index Fund	54,990	12,399	1,797	192	5,388	298	—	71,172
Vanguard Emerging
Markets Stock Index
Fund	28,452	6,551	1,060	119	3,246	69	—	37,308
Vanguard European
Stock Index Fund	26,881	5,594	1,284	100	2,697	188	—	33,988
Vanguard FTSE All-
World Ex-US Index Fund	54,711	12,446	1,470	167	5,508	247	—	71,362
Vanguard FTSE All-
World Ex-US Small-Cap
Index Fund	12,993	4,472	1,031	102	1,348	3	—	17,884
Vanguard Pacific Stock
Index Fund	18,385	3,853	513	72	1,511	42	—	23,308
Total	199,813	45,315	7,155	753	19,698	871	—	259,364
1 Not applicable—purchases and sales are for temporary cash investment purposes.